Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Sep. 30, 2021
Payables and Accruals [Abstract]
Schedule of Accounts payable and accrued liabilities
	September 30, 2021	September 30, 2020
	US$	US$
Accounts payable	148,761	51,774
Rent payables	-	-
Student refundable deposits	2,096,073	1,151,473
Accrued commission expenses	233,528	152,821
Salary payables	-	225,910
Other payables	482,553	394,690
Total	2,960,915	1,976,668